UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2004

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		02/10/2005
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: 1,529,447,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Arch Coal Inc					COM			039380100	61,321 		1,725,400 	x								1,725,400
Beverly Enterprises Inc				COM NEW			087851309	17,046 		1,862,900 	x				 				1,862,900
Cleveland Cliffs Inc				COM			185896107	15,413 		148,400 	x				 				148,400
Consol Energy Inc				COM			20854P109	75,838 		1,847,463 	x				 				1,847,463
GATX CORP					COM			361448103	4,005 		135,500 	x				 				135,500
Goodyear Tire & Rubber Co.			COM			382550101	77,393 		5,279,200 	x				 				5,279,200
Houston Expl Co					COM			442120101	8,447 		150,000 	x				 				150,000
International Steel Group Inc			COM			460377104	134,124 	3,306,800 	x				 				3,306,800
International Steel Group Inc			CALL			460377904	25 		16 		x				 				16
International Steel Group Inc			CALL			460377904	265 		250 		x				 				250
International Steel Group Inc			CALL			460377904	44 		75 		x				 				75
International Steel Group Inc			CALL			460377904	128 		750 		x				 				750
Kindred Hlthcare Wts. A $30.00 4/20/06 		*W EXP 04/20/200	494580111	3,869 		125,000 	x				 				125,000
Kindred Hlthcare Wts. B $33.33 4/20/06		*W EXP 04/20/200	494580129	18,630 		675,000 	x				 				675,000
Lafarge North America Inc			COM			505862102	15,463 		301,300 	x				 				301,300
Lone Start Technologies Inc			COM			542312103	3,560 		106,400 	x				 				106,400
Massey Energy Corp				COM			576206106	212,667 	6,084,895 	x				 				6,084,895
Maverick Tube Corp				COM			577914104	7,272 		240,000 	x				 				240,000
Milacron Inc					COM			598709103	556 		163,900	 	x				 				163,900
NTL Inc.					COM			62940M104	8,090 		110,882 	x				 				110,882
NTL Inc. A Wts $262.93 1.1785sh/wt 1/14/08	*W EXP 01/13/201	62940M138	889 		237,059 	x				 				237,059
Oregon Stl Mls Inc				COM			686079104	14,637 		721,400 	x				 				721,400
Peabody Energy Corporation			COM			704549104	140,355 	1,734,700 	x				 				1,734,700
Pfizer Inc.					COM			717081103	4,034 		150,000 	x				 				150,000
Phelps Dodge Corp				COM			717265102	9,892 		100,000 	x				 				100,000
Pope & Talbot Inc				COM			732827100	17,741 		1,036,900 	x				 				1,036,900
Posco 						SPONSORED ADR		693483109	8,674 		194,800 	x				 				194,800
Reliant Energy Inc				COM			75952B105	20,475 		1,500,000 	x				 				1,500,000
Reliant Energy Inc				CALL			75952B905	205 		1,364 		x				 				1,364
Reliant Energy Inc				CALL			75952B905	137 		1,057 		x				 				1,057
Sprint Corp					COM FON			852061100	38,513 		1,549,800 	x				 				1,549,800
Telewest Global Inc				COM			87956T107	70,320 		4,000,000 	x				 				4,000,000
United States Steel Corp			COM			912909108	343,785 	6,707,999 	x				 				6,707,999
Walter Inds Inc					COM			93317Q105	195,634 	5,800,000 	x				 				5,800,000




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